Exhibit 99
Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	May 2013
Payment Date	6/17/2013
Transaction Month	1
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,141,752.88	60,549	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$292,200,000.00	0.21000%	May 15, 2014
Class A-2 Notes	$434,800,000.00	0.380%	February 15, 2016
Class A-3 Notes	$406,400,000.00	0.570%	October 15, 2017
Class A-4 Notes	$116,330,000.00	0.760%	August 15, 2018
Class B Notes	$39,460,000.00	1.110%	October 15, 2018
Class C Notes	$26,310,000.00	1.320%	January 15, 2019
Class D Notes	$26,310,000.00	1.820%	November 15, 2019
Total	$1,341,810,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,150,352.19

Principal:
Principal Collections	$30,440,602.60
Prepayments in Full	$40,715,721.81
Liquidation Proceeds	$0.00
Recoveries	$0.00
Sub Total	$71,156,324.41
Collections	$76,306,676.60

Purchase Amounts:
Purchase Amounts Related to Principal	$410,579.62
Purchase Amounts Related to Interest	$1,377.46
Sub Total	$411,957.08

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$76,718,633.68

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	May 2013
Payment Date	6/17/2013
Transaction Month	1
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$76,718,633.68
Servicing Fee	$1,127,618.13	$1,127,618.13	$0.00	$0.00	$75,591,015.55
Interest - Class A-1 Notes	$46,021.50	$46,021.50	$0.00	$0.00	$75,544,994.05
Interest - Class A-2 Notes	$110,149.33	$110,149.33	$0.00	$0.00	$75,434,844.72
Interest - Class A-3 Notes	$154,432.00	$154,432.00	$0.00	$0.00	$75,280,412.72
Interest - Class A-4 Notes	$58,940.53	$58,940.53	$0.00	$0.00	$75,221,472.19
First Priority Principal Payment	$4,418,564.13	$4,418,564.13	$0.00	$0.00	$70,802,908.06
Interest - Class B Notes	$29,200.40	$29,200.40	$0.00	$0.00	$70,773,707.66
Second Priority Principal Payment	$39,460,000.00	$39,460,000.00	$0.00	$0.00	$31,313,707.66
Interest - Class C Notes	$23,152.80	$23,152.80	$0.00	$0.00	$31,290,554.86
Third Priority Principal Payment	$26,310,000.00	$26,310,000.00	$0.00	$0.00	$4,980,554.86
Interest - Class D Notes	$31,922.80	$31,922.80	$0.00	$0.00	$4,948,632.06
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$4,948,632.06
Regular Principal Payment	$222,011,435.87	$4,948,632.06	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$76,718,633.68

Principal Payment:
First Priority Principal Payment					$4,418,564.13
Second Priority Principal Payment					$39,460,000.00
Third Priority Principal Payment					$26,310,000.00
Regular Principal Payment					$4,948,632.06
Total					$75,137,196.19
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$75,137,196.19	$257.14	$46,021.50	$0.16	$75,183,217.69	$257.30
Class A-2 Notes	$0.00	$0.00	$110,149.33	$0.25	$110,149.33	$0.25
Class A-3 Notes	$0.00	$0.00	$154,432.00	$0.38	$154,432.00	$0.38
Class A-4 Notes	$0.00	$0.00	$58,940.53	$0.51	$58,940.53	$0.51
Class B Notes	$0.00	$0.00	$29,200.40	$0.74	$29,200.40	$0.74
Class C Notes	$0.00	$0.00	$23,152.80	$0.88	$23,152.80	$0.88
Class D Notes	$0.00	$0.00	$31,922.80	$1.21	$31,922.80	$1.21
Total	$75,137,196.19	$56.00	$453,819.36	$0.34	$75,591,015.55	$56.34

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	May 2013
Payment Date	6/17/2013
Transaction Month	1

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$292,200,000.00	1.0000000	$217,062,803.81	0.7428570
Class A-2 Notes	$434,800,000.00	1.0000000	$434,800,000.00	1.0000000
Class A-3 Notes	$406,400,000.00	1.0000000	$406,400,000.00	1.0000000
Class A-4 Notes	$116,330,000.00	1.0000000	$116,330,000.00	1.0000000
Class B Notes	$39,460,000.00	1.0000000	$39,460,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$1,341,810,000.00	1.0000000	$1,266,672,803.81	0.9440031

Pool Information
Weighted Average APR	4.460%	4.433%
Weighted Average Remaining Term	55.60	54.75
Number of Receivables Outstanding	60,549	58,284
Pool Balance	$1,353,141,752.88	$1,281,573,898.81
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,315,501,548.88	$1,245,311,435.87
Pool Factor	1.0000000	0.9471099

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,765,708.76
Targeted Credit Enhancement Amount	$19,223,608.48
Yield Supplement Overcollateralization Amount	$36,262,462.94
Targeted Overcollateralization Amount	$48,720,362.66
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$14,901,095.00

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,765,708.76
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,765,708.76
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,765,708.76

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	May 2013
Payment Date	6/17/2013
Transaction Month	1

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		134	$950.04
(Recoveries)		0	$0.00
Net Losses for Current Collection Period			$950.04
Cumulative Net Losses Last Collection Period			$0.00
Cumulative Net Losses for all Collection Periods			$950.04

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.00%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.47%	294	$5,961,248.92
61-90 Days Delinquent	0.01%	6	$114,637.29
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.47%	300	$6,075,886.21

Repossession Inventory:
Repossessed in the Current Collection Period		3	$94,441.95
Total Repossessed Inventory		3	$94,441.95

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			N/A
Preceding Collection Period			N/A
Current Collection Period			0.0009%
Three Month Average			N/A

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			N/A
Preceding Collection Period			N/A
Current Collection Period			0.0103%
Three Month Average			N/A

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer